MTB GROUP OF FUNDS

(Variable Annuity Funds)

100 East Pratt Street, 15 th floor

Baltimore, Maryland 21202

May 1, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MTB Group of Funds (the “Funds”) File No. 33-20673; 811-5514

Ladies and Gentlemen:

On behalf of the Funds and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus for Variable Annuity Funds, and the combined Statement of Additional Information for the Variable Annuity Funds, each dated April 30, 2008, do not differ from the Prospectus and Statement of Additional Information as filed in the Funds’ Post-Effective Amendment No. 75 to the Registration Statement, filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) on April 21, 2008, accession # 0001193125-08-085703.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Best regards,

The Bank of New York Mellon

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth

cc: T. Rus, MTB